Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Financial assets
Securities	$ 176,849	$ 161,401
Cash collateral on securities borrowed	15,277	12,368
Securities purchased under resale agreements	60,135	67,572
Loans
Residential mortgages	267,727	251,526
Credit card	15,679	11,134
Business and government	179,577	150,213
Derivative instruments	36,284	35,912
Customers' liability under acceptances	11,681	10,958
Deposits
Bank	23,271	20,246
Derivative instruments	39,439	32,101
Obligations related to securities sold short	20,179	22,790
Obligations related to securities sold under repurchase agreements	63,692	71,880
Subordinated indebtedness	6,359	5,539
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	44,449	56,701
Securities	49,229	35,159
Cash collateral on securities borrowed	15,277	12,368
Securities purchased under resale agreements	55,420	60,482
Loans
Residential mortgages	267,436	251,230
Personal	43,903	41,129
Credit card	14,991	10,509
Business and government	149,275	123,054
Customers' liability under acceptances	11,681	10,958
Other assets	24,016	21,054
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	885	296
Securities	71,014	72,192
Securities purchased under resale agreements	4,715	7,090
Loans
Residential mortgages	7	16
Business and government	29,077	25,651
Derivative instruments	36,284	35,912
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities		53
Loans
Business and government	225	332
Financial assets at fair value through OCI [member]
Financial assets
Securities	56,606	53,997
Carrying value [member]
Financial assets
Cash and deposits with banks	45,334	56,997
Securities	176,849	161,401
Cash collateral on securities borrowed	15,277	12,368
Securities purchased under resale agreements	60,135	67,572
Loans
Residential mortgages	267,443	251,246
Personal	43,903	41,129
Credit card	14,991	10,509
Business and government	178,577	149,037
Derivative instruments	36,284	35,912
Customers' liability under acceptances	11,681	10,958
Other assets	24,016	21,054
Financial liabilities at amortised cost [member]
Deposits
Personal	217,765	205,461
Business and government	365,665	334,632
Bank	23,271	20,246
Secured borrowings	46,404	41,539
Acceptances	11,685	10,961
Cash collateral on securities lent	3,299	2,463
Obligations related to securities sold under repurchase agreements	59,851	67,905
Other liabilities	17,186	16,854
Subordinated indebtedness	6,359	5,539
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	39,439	32,101
Obligations related to securities sold short	20,179	22,790
Other liabilities	104	113
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	11,144	8,471
Business and government	12,698	9,756
Secured borrowings	1,510	1,053
Obligations related to securities sold under repurchase agreements	3,841	3,975
Other liabilities	5	51
Carrying value [member]
Deposits
Personal	228,909	213,932
Business and government	378,363	344,388
Bank	23,271	20,246
Secured borrowings	47,914	42,592
Derivative instruments	39,439	32,101
Acceptances	11,685	10,961
Obligations related to securities sold short	20,179	22,790
Cash collateral on securities lent	3,299	2,463
Obligations related to securities sold under repurchase agreements	63,692	71,880
Other liabilities	17,295	17,018
Subordinated indebtedness	6,359	5,539
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	45,334	56,997
Securities	175,912	161,712
Cash collateral on securities borrowed	15,277	12,368
Securities purchased under resale agreements	60,135	67,572
Loans
Residential mortgages	262,853	249,786
Personal	43,817	41,114
Credit card	15,078	10,509
Business and government	178,249	148,960
Derivative instruments	36,284	35,912
Customers' liability under acceptances	11,681	10,958
Other assets	24,016	21,054
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(937)	311
Loans
Residential mortgages	(4,590)	(1,460)
Personal	(86)	(15)
Credit card	87
Business and government	(328)	(77)
Financial liabilities at fair value [member]
Deposits
Personal	228,324	213,949
Business and government	378,346	345,533
Bank	23,271	20,246
Secured borrowings	47,733	42,838
Derivative instruments	39,439	32,101
Acceptances	11,685	10,961
Obligations related to securities sold short	20,179	22,790
Cash collateral on securities lent	3,299	2,463
Obligations related to securities sold under repurchase agreements	63,692	71,880
Other liabilities	17,295	17,018
Subordinated indebtedness	6,438	5,820
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(585)	17
Business and government	(17)	1,145
Secured borrowings	(181)	246
Subordinated indebtedness	$ 79	$ 281